Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting
Revenue	$ 277,677	$ 305,681
Customer A
Segment Reporting
Revenue	72,557	76,612
Customer B
Segment Reporting
Revenue	$ 32,513	$ 45,396